Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15.    Commitments and Contingencies

(a) Capital expenditure commitments

The Group has no capital expenditure commitment as of September 30, 2025.

(b) Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole. As of September 30, 2025, the Group is not a party to any material legal or administrative proceedings.

15.    Commitments and Contingencies

(a) Capital expenditure commitments

The Group has no capital expenditure commitment as of December 31, 2024.

(b) Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2024, the Group is not a party to any material legal or administrative proceedings.